Investments (Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities Available-For-Sale) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Total number of securities in an unrealized loss position less than 12 months	1,081	327
Total number of securities in an unrealized loss position equal to or greater than 12 months	297	420
Fixed maturity securities [Member]
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	$ 10,584	$ 1,967
Less than 12 Months Gross Unrealized Loss	546	36
Equal to or Greater than 12 Months Estimated Fair Value	1,238	2,027
Equal to or Greater than 12 Months Gross Unrealized Loss	165	239
U.S. corporate securities [Member]
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	2,526	784
Less than 12 Months Gross Unrealized Loss	141	16
Equal to or Greater than 12 Months Estimated Fair Value	470	621
Equal to or Greater than 12 Months Gross Unrealized Loss	66	66
Foreign corporate securities [Member]
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	1,520	494
Less than 12 Months Gross Unrealized Loss	70	8
Equal to or Greater than 12 Months Estimated Fair Value	135	203
Equal to or Greater than 12 Months Gross Unrealized Loss	9	18
U.S. Treasury and agency securities [Member]
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	3,825	200
Less than 12 Months Gross Unrealized Loss	228	0
Equal to or Greater than 12 Months Estimated Fair Value	0	0
Equal to or Greater than 12 Months Gross Unrealized Loss	0	0
RMBS [Member]
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	996	62
Less than 12 Months Gross Unrealized Loss	35	6
Equal to or Greater than 12 Months Estimated Fair Value	457	781
Equal to or Greater than 12 Months Gross Unrealized Loss	65	108
State and political subdivision securities [Member]
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	630	44
Less than 12 Months Gross Unrealized Loss	44	2
Equal to or Greater than 12 Months Estimated Fair Value	64	55
Equal to or Greater than 12 Months Gross Unrealized Loss	18	25
ABS [Member]
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	680	208
Less than 12 Months Gross Unrealized Loss	5	1
Equal to or Greater than 12 Months Estimated Fair Value	104	266
Equal to or Greater than 12 Months Gross Unrealized Loss	7	17
CMBS [Member]
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	143	59
Less than 12 Months Gross Unrealized Loss	4	1
Equal to or Greater than 12 Months Estimated Fair Value	7	101
Equal to or Greater than 12 Months Gross Unrealized Loss	0	5
Foreign government debt securities [Member]
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	264	116
Less than 12 Months Gross Unrealized Loss	19	2
Equal to or Greater than 12 Months Estimated Fair Value	1	0
Equal to or Greater than 12 Months Gross Unrealized Loss	0	0
Equity Securities [Member]
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	108	10
Less than 12 Months Gross Unrealized Loss	21	1
Equal to or Greater than 12 Months Estimated Fair Value	40	57
Equal to or Greater than 12 Months Gross Unrealized Loss	7	22
Non-redeemable preferred stock [Member]
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	105	0
Less than 12 Months Gross Unrealized Loss	21	0
Equal to or Greater than 12 Months Estimated Fair Value	33	50
Equal to or Greater than 12 Months Gross Unrealized Loss	7	22
Common Stock
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	3	10
Less than 12 Months Gross Unrealized Loss	0	1
Equal to or Greater than 12 Months Estimated Fair Value	7	7
Equal to or Greater than 12 Months Gross Unrealized Loss	$ 0	$ 0